SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock Warrants	8,558,380	4,188,928	8,561,476	4,194,236
Potential common shares			8,561,476	4,203,063
Convertible Debt	8,558,380	4,188,928		8,827